       PRESIDENT'S LETTER

Dear Shareholder:

The Walnut Street Funds, Inc. is pleased to present you with our 1997 semi-annual report. The Walnut Street Prime Reserve Fund asset balance for the period ending June 30, 1997 was $161.6 million. The seven-day current yield for the Prime Reserve Fund was 5.01% on June 30, 1997, with an average maturity of 45 days.

After accelerating in the first quarter, the economy resumed to a moderate growth pace in the second quarter. Inflation remained under control, making it difficult for the Fed to raise rates. Robust corporate earnings helped send most domestic equity indices to record highs. After the recent rise, overvaluation in U.S. stocks continues to be a concern.

After raising interest rates once in the first quarter, the Federal Reserve chose not to do so at their next meeting on May 20th. The Fed felt that the expansion of economic activity had slowed significantly from the first quarter's pace. As the second quarter progressed, it turned out that the Fed was correct in its assessment of the economy. After starting the quarter at 7.10%, the 30-year Treasury bond declined to 6.78% by the quarter's end.

Rising commodity prices and continued labor market rightness will rest the Fed's ability to restrain from raising interest rates in the coming months. At the FOMC meeting in July rates were left unchanged. The next meeting is in August, and at this time the bond market is betting that the Fed will not take any action. As we approach the next meeting bond prices are expected to fluctuate amongst the uncertainty of an interest rate hike.

Given concerns about an over priced stock market and a potential increase in bond market volatility, money market funds provide an attractive investment alternative and refuge.

The Walnut Street Funds, Inc. and Conning Asset Management Company, the Fund's investment adviser, remain committed to providing our shareholders with a high quality money market fund, excellent service, and professional investment management.

                                          Sincerely,

                                                [SIGNATURE]
                                          Richard J. Miller
                                          President & CEO
                                          The Walnut Street Funds, Inc.

     YIELDS WILL FLUCTUATE WITH MARKET CONDITIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RETURNS. INVESTMENTS IN MONEY MARKET FUNDS ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT AND THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE. THE INVESTMENT ADVISER IS CURRENTLY WAIVING CERTAIN FEES. HAD FEES NOT BEEN WAIVED, THE 7-DAY CURRENT YIELD WOULD HAVE BEEN 4.99% AND THE TOTAL RETURN WOULD HAVE BEEN LOWER. THE VOLUNTARY WAIVER OF FEES MAY BE MODIFIED OR TERMINATED AT ANY TIME, WHICH WOULD REDUCE THE FUND'S PERFORMANCE.

       WALNUT STREET PRIME RESERVE FUND

       SCHEDULE OF INVESTMENTS

       JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

PRINCIPAL                                       VALUE
  AMOUNT                                      (NOTE 2A)
----------                                  -------------

            COMMERCIAL PAPER-- 89.5%

            AUTOMOBILES--1.1%
$1,800,000  Cooperative Association of
            Tractor Dealers, 6.50%,
            7/01/97.......................  $   1,800,000
                                            -------------

            BANKING & FINANCE--88.4%
 2,600,000  AGA Capital, 5.70%, 7/07/97...      2,597,530
 2,200,000  Anchor Funding, 6.40%,
            7/01/97.......................      2,200,000
 1,775,000  Anchor Funding, 5.65%,
            7/16/97.......................      1,770,821
   500,000  Anchor Funding, 5.70%,
            9/03/97.......................        494,933
 3,000,000  Anchor Funding, 5.68%,
            9/12/97.......................      2,965,447
 1,000,000  Astro Capital Corp, 5.75%,
            7/31/97.......................        995,208
 1,000,000  Astro Capital Corp, 5.77%,
            7/31/97.......................        995,192
 2,000,000  Astro Capital Corp, 5.72%,
            10/31/97......................      1,961,231
 4,000,000  Atlas Funding Corp, 5.72%,
            7/22/97.......................      3,986,654
 1,550,000  Atlas Funding Corp, 5.75%,
            7/22/97.......................      1,544,801
 3,000,000  Banca CRT Financial, 5.75%,
            10/01/97......................      2,955,917
 2,000,000  Banca CRT Financial, 5.80%,
            10/01/97......................      1,970,356
 4,000,000  Banner Receivables, 5.72%,
            7/17/97.......................      3,989,831
 4,000,000  Banner Receivables, 5.67%,
            9/15/97.......................      3,952,120
 3,000,000  BTM Capital Corp, 5.72%,
            7/15/97.......................      2,993,327

PRINCIPAL                                       VALUE
  AMOUNT                                      (NOTE 2A)
----------                                  -------------
$1,400,000  BTM Capital Corp, 5.73%,
            7/15/97.......................  $   1,396,880
 1,750,000  BTM Capital Corp, 5.71%,
            7/25/97.......................      1,743,338
   600,000  BTM Capital Corp, 5.75%,
            8/01/97.......................        597,029
 1,200,000  BTM Capital Corp, 5.80%,
            8/07/97.......................      1,192,847
 1,426,000  Broadway Capital Corp, 5.75%,
            7/18/97.......................      1,422,128
 1,743,000  Broadway Capital Corp, 5.73%,
            7/31/97.......................      1,734,677
   700,000  Broadway Capital Corp, 5.65%,
            9/15/97.......................        691,651
 1,776,000  Creative Capital Corp, 5.75%,
            7/18/97.......................      1,771,178
   750,000  Creative Capital Corp, 5.50%,
            7/29/97.......................        746,792
 1,682,000  Creative Capital Corp, 5.48%,
            7/31/97.......................      1,674,319
 1,350,000  Creative Capital Corp, 5.58%,
            9/05/97.......................      1,336,189
 2,316,000  Creative Capital Corp, 5.70%,
            12/09/97......................      2,256,961
 1,125,000  Dynamic Funding Corp, 6.50%,
            7/01/97.......................      1,125,000
 1,000,000  Dynamic Funding Corp, 5.75%,
            7/10/97.......................        998,562
 1,000,000  Dynamic Funding Corp, 5.78%,
            7/10/97.......................        998,555
   500,000  Dynamic Funding Corp, 5.80%,
            7/17/97.......................        498,711
 3,150,000  Dynamic Funding Corp, 5.71%,
            9/10/97.......................      3,114,527
 1,000,000  Dynamic Funding Corp, 5.72%,
            9/10/97.......................        988,719
   220,000  Finova Capital Corp, 5.45%,
            7/14/97.......................        219,567

SEE NOTES TO FINANCIAL STATEMENTS.

       WALNUT STREET PRIME RESERVE FUND

       JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

PRINCIPAL                                       VALUE
  AMOUNT                                      (NOTE 2A)
----------                                  -------------

         COMMERCIAL PAPER (CONTINUED)
          BANKING & FINANCE (CONTINUED)

$4,000,000  Frontier Funding Corp, 6.30%,
            7/01/97.......................  $   4,000,000
   970,000  Gotham Funding Corp, 5.70%,
            7/03/97.......................        969,693
 1,000,000  Gotham Funding Corp, 5.75%,
            7/03/97.......................        999,680
 1,200,000  Gotham Funding Corp, 5.42%,
            7/21/97.......................      1,196,387
 2,275,000  Gotham Funding Corp, 5.78%,
            7/24/97.......................      2,266,599
   975,000  Gotham Funding, 5.75%,
            8/15/97.......................        967,992
   110,000  Hitachi America Limited,
            5.60%, 8/27/97................        109,025
   425,000  Industrial Funding, 5.75%,
            7/01/97.......................        425,000
 2,252,000  Industrial Funding, 5.75%,
            7/02/97.......................      2,251,640
 3,050,000  Industrial Funding, 5.73%,
            7/18/97.......................      3,041,748
 2,200,000  Industrial Funding, 5.80%,
            7/29/97.......................      2,190,076
 1,500,000  Industrial Funding, 5.82%,
            7/29/97.......................      1,493,210
 2,000,000  Jet Funding, 5.73%, 7/22/97...      1,993,315
 3,966,000  Jet Funding, 5.88%, 9/02/97...      3,925,242
   272,000  Merrill Lynch & Company,
            5.66%, 8/15/97................        270,076
 2,725,000  Mitsui & Company, 5.75%,
            8/15/97.......................      2,705,414
   800,000  Orix America, 5.80%, 7/08/97
            (LOC: Sanwa Bank).............        799,098
 2,200,000  Orix America, 5.63%, 9/15/97
            (LOC: Norinchukin Bank).......      2,173,852
 2,600,000  Orix America, 5.69%, 9/17/97
            (LOC: Norinchukin Bank).......      2,567,946
PRINCIPAL                                       VALUE
  AMOUNT                                      (NOTE 2A)
----------                                  -------------
$2,000,000  Orix America, 5.73%, 11/21/97
            (LOC: Sanwa Bank).............  $   1,954,478
 1,400,000  Progress Funding, 5.75%,
            7/09/97.......................      1,398,211
 2,775,000  Progress Funding, 5.80%,
            7/16/97.......................      2,768,294
   500,000  Progress Funding, 5.84%,
            7/31/97.......................        497,567
 2,000,000  Progress Funding, 5.81%,
            9/08/97.......................      1,977,728
   575,000  Progress Funding, 5.75%,
            9/09/97.......................        568,571
 3,000,000  Strait Capital Corp, 5.73%,
            7/22/97.......................      2,989,972
 1,000,000  Strait Capital Corp, 5.68%,
            9/19/97.......................        987,378
   825,000  Strategic Asset Funding,
            5.75%, 7/01/97................        825,000
 3,000,000  Strategic Asset Funding,
            5.72%, 7/31/97................      2,985,700
 1,000,000  Strategic Asset Funding,
            5.85%, 8/29/97................        990,413
 1,000,000  Sumitomo Bank Capital Markets,
            5.80%, 7/14/97................        997,906
 2,000,000  Sumitomo Bank Capital Markets,
            5.45%, 7/18/97................      1,994,853
 2,000,000  Sumitomo Bank Capital Markets,
            5.45%, 7/25/97................      1,992,733
 2,000,000  Sumitomo Bank Capital Markets,
            5.80%, 8/29/97................      1,980,989
 1,000,000  Sumitomo Bank Capital Markets,
            5.72%, 10/03/97...............        985,064
 3,225,000  Toshiba International Finance,
            5.77%, 8/08/97................      3,205,358
 1,200,000  Toshiba International Finance,
            5.75%, 8/18/97................      1,190,800
 2,525,000  Tri-Lateral Capital, 5.75%,
            7/17/97.......................      2,518,547
   700,000  Tri-Lateral Capital, 5.80%,
            8/12/97.......................        695,263

SEE NOTES TO FINANCIAL STATEMENTS.

       WALNUT STREET PRIME RESERVE FUND

       JUNE 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------

PRINCIPAL                                       VALUE
  AMOUNT                                      (NOTE 2A)
----------                                  -------------

         COMMERCIAL PAPER (CONTINUED)
          BANKING & FINANCE (CONTINUED)

$  400,000  Tri-Lateral Capital, 5.80%,
            8/18/97.......................  $     396,907
 3,100,000  Tri-Lateral Capital, 5.72%,
            9/02/97.......................      3,068,969
 1,000,000  Tri-Lateral Capital, 5.72%,
            9/11/97.......................        988,560
 3,200,000  Wood Street Funding Corp,
            6.30%, 7/01/97................      3,200,000
 3,850,000  Working Capital Management
            Company, 5.65%, 7/08/97.......      3,845,770
 2,394,000  Working Capital Management
            Company, 5.77%, 7/09/97.......      2,390,930
 1,200,000  Working Capital Management
            Company, 5.70%, 9/22/97.......      1,184,230
                                            -------------
                                              142,807,182
                                            -------------
            TOTAL COMMERCIAL PAPER
            (Cost $144,607,182)...........    144,607,182
                                            -------------
            FLOATING RATE NOTES-- 6.5%
 5,000,000  Federal Home Loan Mortgage
            Corporation Floating Rate
            Note, 5.90%, payable
            quarterly, resets daily, next
            coupon 12/30/97 (a)...........      4,999,026
 2,500,000  Lehman Brothers Holding
            Incorporated Floating Rate
            Note, 5.94%, payable monthly,
            resets monthly, next coupon
            7/22/97 (a)...................      2,501,087
 2,000,000  Student Loan Marketing
            Association Floating Rate
            Note, 5.27%, payable
            quarterly, resets Tuesdays,
            next coupon 8/22/97 (a).......      2,000,000
PRINCIPAL                                       VALUE
  AMOUNT                                      (NOTE 2A)
----------                                  -------------
$1,000,000  Student Loan Marketing
            Association Floating Rate
            Note, 5.29%, payable
            quarterly, resets Tuesdays,
            next coupon 8/02/97 (a).......  $     999,478
                                            -------------
            TOTAL FLOATING RATE NOTES
            (Cost $10,499,591)............     10,499,591
                                            -------------

            TIME DEPOSITS--4.3%
 2,000,000  Banco Espirito Santo, 6.1875%,
            7/31/97.......................      2,000,000
 1,000,000  Banco Espirito Santo, 5.8125%,
            1/05/98.......................      1,000,000
 1,000,000  Banco Espirito Santo, 5.8125%,
            1/07/98.......................      1,000,000
 2,000,000  Banco Espirito Santo, 6.0625%,
            6/12/98.......................      2,000,000
 1,000,000  Banco Espirito Santo,
            6.00%, 6/22/98................      1,000,000
                                            -------------
            TOTAL TIME DEPOSITS
            (Cost $7,000,000).............      7,000,000
                                            -------------
            TOTAL INVESTMENTS--(Cost
            $162,106,773) (b)--100.3%.....    162,106,773
            Other assets less
            liabilities-- (0.3%)..........       (489,210)
                                            -------------
            NET ASSETS--100%..............  $ 161,617,563
                                            -------------

LOC LETTER OF CREDIT
(A) THE RATE STATED IS THE RATE IN EFFECT ON JUNE 30, 1997.
(B) THE COST STATED ALSO REPRESENTS THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES.

SEE NOTES TO FINANCIAL STATEMENTS.

             STATEMENT OF ASSETS
                     AND                                   STATEMENT OF OPERATIONS
                 LIABILITIES                               FOR THE SIX MONTHS ENDED
                JUNE 30, 1997                                   JUNE 30, 1997
                 (UNAUDITED)                                     (UNAUDITED)

--------------------------------------------------------------------------------

ASSETS:
  Investments at value (Note 2A)
    (Identified cost
    $162,106,773)...............  $162,106,773
  Cash..........................      76,163
  Receivables:
  Investments sold..............  16,180,000
  Interest receivable...........     280,391
  Capital stock sold............       5,332
  Deferred organization costs
    and other assets (Note
    2E).........................     177,934
                                  ----------
     TOTAL ASSETS...............  178,826,593
                                  ----------
LIABILITIES:
  Payables:
    Dividends payable...........     669,744
    Investments purchased.......  16,237,894
    Capital stock repurchased...       1,250
    Advisory Fee (Note 3).......     105,195
    Distribution Fees (Note
      3)........................      96,505
  Accrued Expenses..............      98,442
                                  ----------
 TOTAL LIABILITIES..............  17,209,030
                                  ----------
NET ASSETS:
  (applicable to 161,626,464
    shares issued and
    outstanding; 1 billion
    shares of $.001 par value
    authorized).................  $161,617,563
                                  ----------
  Net asset value, offering
    price and repurchase price
    per share
   ($161,617,563/161,626,464)...  $     1.00
                                  ----------
SOURCES OF NET ASSETS:
  Capital stock at par..........     161,627
  Capital surplus...............  161,464,837
  Accumulated net realized loss
    on investments..............      (8,901)
                                  ----------
NET ASSETS:.....................  $161,617,563
                                  ----------

INVESTMENT INCOME:
  Interest........................  $4,999,203
                                    ---------
EXPENSES:
  Advisory (Note 3)...............    218,910
  Administration and accounting
    (Note 3)......................     80,635
  Custodian.......................     12,663
  Transfer Agent..................     15,259
  Audit...........................      7,410
  Cash management.................      7,140
  Distribution (Note 3)...........    306,474
  Directors (Note 4)..............      4,795
  Reports to shareholders.........     22,850
  Registration and filing.........     49,087
  Organization....................     20,098
  Legal...........................     11,040
  Other...........................        589
                                    ---------
   TOTAL EXPENSES.................    756,950
Fees waived by adviser............    (14,207)
                                    ---------
   NET EXPENSES...................    742,743
                                    ---------
   NET INVESTMENT INCOME..........  4,256,460
Net realized gain on
 investments......................         45
                                    ---------
Net increase in net assets
 resulting from operations........  $4,256,505
                                    ---------

SEE NOTES TO FINANCIAL STATEMENTS.

       STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                    FOR THE SIX     FOR THE YEAR
                                                                                   MONTHS ENDED    ENDED DECEMBER
                                                                                   JUNE 30, 1997      31, 1996
                                                                                   -------------  ----------------
OPERATIONS:
  Net investment income..........................................................  $   4,256,460   $    7,744,486
  Net realized gain on investments...............................................             45            1,621
                                                                                   -------------  ----------------
    Net increase in net assets resulting from operations.........................      4,256,505        7,746,107
                                                                                   -------------  ----------------
DIVIDENDS TO SHAREHOLDERS:
  Dividends from net investment income...........................................     (4,256,460)      (7,744,486)
                                                                                   -------------  ----------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from capital stock sold...............................................     95,092,907      174,323,154
  Proceeds from shares issued on reinvestment of dividends.......................      3,586,584        7,743,223
  Cost of capital stock repurchased..............................................   (107,117,114)    (168,929,181)
                                                                                   -------------  ----------------
    Increase (decrease) in net assets resulting from capital stock
      transactions...............................................................     (8,437,623)      13,137,196
                                                                                   -------------  ----------------
      INCREASE (DECREASE) IN NET ASSETS..........................................     (8,437,578)      13,138,817
NET ASSETS:
  Beginning of period............................................................    170,055,141      156,916,324
                                                                                   -------------  ----------------
  End of period..................................................................  $ 161,617,563   $  170,055,141
                                                                                   -------------  ----------------
CHANGE IN CAPITAL STOCK OUTSTANDING:
  Shares sold....................................................................     95,092,907      174,323,154
  Shares issued on reinvestment of dividends.....................................      3,586,584        7,743,223
  Shares repurchased.............................................................   (107,117,114)    (168,929,181)
                                                                                   -------------  ----------------
    Net increase (decrease)......................................................     (8,437,623)      13,137,196
  Shares outstanding, beginning of period........................................    170,064,087      156,926,891
                                                                                   -------------  ----------------
  Shares outstanding, end of period..............................................    161,626,464      170,064,087
                                                                                   -------------  ----------------

SEE NOTES TO FINANCIAL STATEMENTS.

       FINANCIAL HIGHLIGHTS (UNAUDITED)

--------------------------------------------------------------------------------

                                                                                                               FOR THE
                                                  FOR THE SIX     FOR THE        FOR THE        FOR THE      PERIOD JULY
                                                    MONTHS      YEAR ENDED     YEAR ENDED     YEAR ENDED    21,* THROUGH
                                                  ENDED JUNE   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                   30, 1997        1996           1995           1994           1993
                                                  -----------  -------------  -------------  -------------  -------------
PER SHARE DATA:
Net asset value at beginning of period..........      $1.000        $1.000         $1.000         $1.000         $1.000
                                                  -----------  -------------  -------------  -------------  -------------
INCOME FROM INVESTMENTS OPERATIONS
Net investment income...........................       0.024         0.048          0.053          0.036          0.011
                                                  -----------  -------------  -------------  -------------  -------------
DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income............      (0.024)       (0.048)        (0.053)        (0.036)        (0.011)
                                                  -----------  -------------  -------------  -------------  -------------
Net asset value at end of period................      $1.000        $1.000         $1.000         $1.000         $1.000
                                                  -----------  -------------  -------------  -------------  -------------
TOTAL RETURN:...................................        4.90%**        4.88%         5.40%          3.62%          2.46%**
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000's omitted).....    $161,618      $170,055       $156,916        $89,533        $54,585
Ratio to average net assets of:
  Expenses, net of waiver from adviser
    (Note 3)....................................        0.85%**        0.85%         0.85%          0.85%          0.85%**
  Expenses, prior to waiver from adviser
    (Note 3)....................................        0.87%**        0.92%         0.93%          1.05%          1.07%**
Net investment income, net of waiver from
 adviser
 (Note 3).......................................        4.86%**        4.78%         5.25%          3.64%          2.46%**

 *  COMMENCEMENT OF INVESTMENT OPERATIONS.
**  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND BUSINESS

The Walnut Street Funds, Inc. (the "Company") was organized as a Maryland Corporation on January 22, 1993 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Company currently consists of one series. The Walnut Street Prime Reserve Fund (the "Fund") commenced investment operations on July 21, 1993.

2. SIGNIFICANT ACCOUNTING POLICIES

(A) SECURITY VALUATIONS

Securities are valued at amortized cost which approximates market value. This method values a security at its cost at the time of purchase and thereafter assumes a constant rate of accretion or amortization to maturity of any discount or premium.

(B) FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute income to shareholders within the allowable time limits. Therefore, no federal income tax provision is required.

At December 31, 1996, the Portfolio had a capital loss carryover of approximately $8,900 which is available to offset future net realized gains on securities transactions. Such capital loss carryover will expire in fiscal year 2002.

(C) DIVIDENDS TO SHAREHOLDERS

Net investment income is declared daily and paid monthly.
Income and capital gains distributions, if any, are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles.

(D) SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date and interest income is accrued daily. Discounts and premiums on securities purchased are accreted and amortized over the life of the respective securities.

(E) ORGANIZATION COSTS

Costs incurred in connection with the organization and initial registration of the Fund are being amortized over the period not to exceed 60 months from the date upon which the Fund commenced investment operations.

If any or all of the shares representing initial capital of the Fund are redeemed by any holder thereof prior to the end of the amortization period, the proceeds will be reduced by the unamortized organizational expense balance in the same proportion as the number of such shares redeemed bears to the number of initial shares outstanding immediately before the redemption.

(F) FINANCIAL STATEMENTS PREPARATION

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the period. Actual results could differ from those estimates.

3. ADVISORY, ADMINISTRATION AND OTHER TRANSACTIONS WITH AFFILIATES

Conning Asset Management Company (formerly, General American Investment Management Company) acts as the Fund's investment adviser (the "Adviser"). The Adviser manages the investments of the Fund and is responsible for all purchases and sales of the Fund's portfolio securities.

As compensation for its services, the Fund pays the Adviser a management fee, accrued daily and payable monthly, that is equal, on an annual basis, to .25% of the Fund's average daily net assets on the first $250,000,000 of the Fund's net assets, .24% of the Fund's average daily net assets in excess of $250,000,000 up to $500,000,000, .23% of the Fund's average daily net assets in excess of $500,000,000 up to $750,000,000, .22% of the Fund's average daily net assets in excess of $750,000,000 up to $1,000,000,000 and .21% of the Fund's average daily net assets in excess of $1,000,000,000.

The Adviser has voluntarily agreed to waive fees to the extent that total expenses exceed .85% of the average daily net assets of the Fund. For the six months ended June 30, 1997, the Adviser waived $14,207 of advisory fees.

The Bank of New York acts as the Fund's administrator (the "Administrator") and assists in supervising the operations of the Fund. The Bank of New York also serves as the Fund's custodian and accounting agent.
The Administrator has agreed to provide facilities, equipment and personnel to carry out administrative services for the Fund, including, among other things, monitoring the custodian, fund accounting, and administrative services.

The Administrator's fee is accrued daily and is payable monthly at the rate of
 .10% of the Fund's average daily net assets up to $100,000,000, .07% of the next $400,000,000 of average daily net assets, and .03% of average daily net assets in excess of $500,000,000, with a minimum fee of $6,000 per month.

The exclusive distributor of the Fund's shares is Walnut Street Securities, Inc. (the "Distributor"), a registered broker dealer that is a wholly-owned subsidiary of the Adviser.

The Fund has adopted a distribution plan ("12b-1 Plan") pursuant to which the Distributor may be reimbursed for expenses incurred in connection with the distribution of Fund shares. The aggregate annual amount payable by the Fund as provided in the 12b-1 Plan may not exceed .35% of the Fund's average daily net assets.

4. DIRECTORS' FEES

Unaffiliated directors are paid $500 for each board meeting attended, plus reimbursement for travel and out-of-pocket expenses.

DIRECTORS AND OFFICERS

    RICHARD J. MILLER, PRESIDENT AND CHIEF EXECUTIVE OFFICER
    RICHARD A. LIDDY, CHAIRMAN
    THEODORE M. ARMSTRONG, DIRECTOR
    HARRY E. RICH, DIRECTOR
    ALAN C. HENDERSON, DIRECTOR
    E. THOMAS HUGHES, TREASURER
    DON P. WULLER, ASSISTANT TREASURER
    KENT P. ZIMMERMAN, ASSISTANT TREASURER
    MATTHEW P. MCCAULEY, SECRETARY

INVESTMENT ADVISER

    CONNING ASSET MANAGEMENT COMPANY

ADMINISTRATOR

    THE BANK OF NEW YORK

DISTRIBUTOR

    WALNUT STREET SECURITIES, INC.

TRANSFER AGENT

    BISYS FUND SERVICES, OHIO, INC.

CUSTODIAN

    THE BANK OF NEW YORK

INDEPENDENT AUDITORS

    KPMG PEAT MARWICK LLP

LEGAL COUNSEL

    HUSCH & EPPENBERGER

-------------------------------------------

------- TABLE OF CONTENTS

SCHEDULE OF INVESTMENTS..........       PAGE          1

STATEMENT OF ASSETS AND
 LIABILITIES.....................                     4

STATEMENT OF OPERATIONS..........                     4

STATEMENTS OF CHANGES
 IN NET ASSETS...................                     5

FINANCIAL HIGHLIGHTS.............                     6

NOTES TO FINANCIAL STATEMENTS....                     7

DIRECTORS AND OFFICERS...........                     9

This report is not authorized for distribution to prospective investors unless accompanied by a current prospectus for the Walnut Street Prime Reserve Fund. Please read the prospectus carefully before sending money.

                            THE WALNUT STREET FUNDS
                                 PRIME RESERVE
                               MONEY MARKET FUND

                                     [LOGO]

                               Semi-Annual Report
                                 June 30, 1997
                                  (Unaudited)

                                    ADVISER
                                 Conning Asset
                               Management Company

                                  DISTRIBUTOR
                         Walnut Street Securities, Inc.